Income Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Beginning balance, Deferred tax assets	€ 8,229	€ 8,675
Additions	1,702	2,141
Disposals	(1,711)	(2,325)
Transfers	(196)	(194)
Translation differences and hyperinflation adjustments	(211)	(28)
Company movements and others	7	(40)
Ending balance, Deferred tax assets	7,820	8,229
Beginning balance, Deferred tax liabilities	2,395	2,550
Additions	579	327
Disposals	(413)	(519)
Transfers	(391)	(12)
Translation differences and hyperinflation adjustments	(70)	14
Company movements and others	45	35
Ending balance, Deferred tax liabilities	€ 2,145	€ 2,395